Trade and other receivables - Summary of age of trade receivable that are past due but not impaired (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired [Line Items]
Trade receivables	€ 66,814
Not later than 1 year [member]
Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired [Line Items]
Trade receivables	63,374
Later than one year and not later than two years [member]
Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired [Line Items]
Trade receivables	2,918
Later than two years and not later than three years [member]
Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired [Line Items]
Trade receivables	483
Over Three Years member [Member]
Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired [Line Items]
Trade receivables	€ 39